Inventory (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory
	November 30	August 31
	2020	2020
	$	$
Raw materials	53,676	51,404
Work in progress	11,557	15,705
Finished goods	60,730	49,762
	125,963	116,871

	August 31 2020 $	August 31 2019 $
Raw materials	51,404	45,068
Work in progress	15,705	—
Finished goods	49,762	82,328
	116,871	127,396